Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Parent Company Only Condensed Financial Information
24.	Parent Company Only Condensed Financial Information
The Company performed a test on the restricted net assets of its consolidated subsidiaries and the VIEs in accordance with Securities and Exchange Commission Regulation
S-X
Rule
4-08
(e) (3), General Notes to Financial Statements and concluded that it was applicable for the Company to disclose the financial information for the Company only.
The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with US GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Company.
The Company did not have significant capital and other commitments, or guarantees as of December 31, 2023 and 2024, respectively.
Condensed balance sheets

	December 31, 2023	December 31, 2024
	RMB in thousands
Cash and cash equivalents	106,498	10,721
Amounts due from Group companies	19,213,415	15,688,455
Prepayments and other current assets	39,941	132,745
Short-term investments	625,474	445,470
Long-term investments, net	772,559	758,348
Investments in subsidiaries and net assets of VIEs and VIEs’ subsidiaries	—	345,248

Total assets	20,757,887	17,380,987

Short-term loan s and current portion of long-term debt	6,053,767	31,657
Deferred revenue	9,284	9,836
Accrued liabilities and other payables	93,713	64,151
Other long-term payable	15,931	3,166,946
Deficit in subsidiaries and net loss of VIEs and VIEs’ subsidiaries	193,292	—

Total liabilities	6,365,987	3,272,590

Total Bilibili Inc’s shareholders’ equity	14,391,900	14,108,397
Total shareholders’ equity	14,391,900	14,108,397

Total liabilities and shareholders’ equity	20,757,887	17,380,987

Condensed statements of comprehensive loss and cash flows:

	For the Year Ended December 31,
	2022	2023	2024
	RMB in thousands
Total costs and expenses	(30,558)	(43,924)	(24,139)
Net loss from subsidiaries and net loss of VIEs and VIEs’ subsidiaries	(7,685,211)	(4,745,316)	(1,009,762)
Gain/(loss) from non-operations	218,756	(33,081)	(312,899)

Loss before income tax expenses	(7,497,013)	(4,822,321)	(1,346,800)

Net loss	(7,497,013)	(4,822,321)	(1,346,800)

	For the Year Ended December 31,
	2022	2023	2024
	RMB in thousands
Net cash used in operating activities	(650,630)	(111,392)	(118,834)

Purchase of short-term investments	(33,683,941)	(3,863)	(70)
Maturities of short-term investments	45,951,288	982,151	175,717
Placements of time deposits	(4,878,180)	—	—
Maturities of time deposits	9,133,225	4,083,893	—
Investments and loans (to)/from subsidiaries, VIEs and VIEs’ subsidiaries	(13,131,173)	383,391	3,180,316
Other investing activities	283,028	(76,697)	(147,691)

Net cash provided by investing activities	3,674,247	5,368,875	3,208,272

Purchase of noncontrolling interests	—	(7,027)	—
Proceeds from exercise of employees’ share options	4	2	10,268
Proceeds from issuance of ordinary shares, net of issuance costs	—	2,689,380	—
Proceeds of short-term and long-term loan	—	—	3,100,000
Repurchase of shares	(347,581)	—	(117,523)
Repurchase of convertible senior notes	(4,201,506)	(7,675,227)	(6,058,432)
Net cash used in financing activities	(4,549,083)	(4,992,872)	(3,065,687)

Basis of presentation
The Company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries and VIEs.
For the Company only condensed financial information, the Company records its investments in subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures.
Such investments are presented on the condensed balance sheets as “Investments in subsidiaries and net assets of VIEs and VIEs’ subsidiaries/Deficit in subsidiaries and net loss of VIEs and VIEs’ subsidiaries” in the condensed balance sheets and share in the subsidiaries’ loss are presented as “Net Loss from subsidiaries and net loss of VIEs and VIEs’ subsidiaries” in the condensed statements of comprehensive loss. The parent company only condensed financial information should be read in conjunction with the Group’s consolidated financial statements.